Expense Example, No Redemption (Vanguard Global ex-U.S. Real Estate Index Fund Participant:)	Vanguard Global ex-U.S. Real Estate Index Fund Vanguard Global ex-U.S. Real Estate Index Fund - Admiral Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	50
3 YEAR	102
5 YEAR	160
10 YEAR	330